SEGMENT INFORMATION - Narrative (Details) - Athena Technology Solutions Holdings, LLC $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 segments	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segments	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segments	2		2
Number of reportable segments | segments	2		2
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The CODM uses revenue and Segment Adjusted EBITDA to assess segment performance, to make decisions regarding the allocation of capital and other investments, and to monitor budget versus actual results. The CODM considers budget-to-actual variances on a quarterly basis for both revenue and Segment Adjusted EBITDA when making decisions about allocating capital and personnel to the segments and when assessing performance of the segments.
Segment Reporting, Expense Information Used by CODM, Description			Total segment expenses in the aggregate are regularly reported to the CODM and are comprised of cost of revenue, selling, general and administrative expenses, and R&D expenses, excluding depreciation expense.
Litigation settlement			$ 6,844
Legal expenses		$ 500	1,593	$ 1,327
Marketing Expense			$ 586
Business Process Improvement Costs				3,796
Provision for inventory obsolescence				$ 4,760